Subordinated Debt Securities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of Subordinated Debt Securities Not Convertible Into Shares Issued Under Global Programs
The Company has the following subordinated debt securities not convertible into shares issued under the Global Programs detailed in Note 27 as of the close of the fiscal year:

Company	Placement Date	Currency	ON Class	Nominal Value		Term		Maturity Date	Rate	Book Value as of 12.31.25(*)	Book Value as of 12.31.24(*)
Banco de Galicia y Buenos Aires S.A.	07.19.16	US$	II	USD	250000	120 months	(1)	07.19.26	(2)	376,190,745	350,069,829
(*) It includes principal and interest.
(1) Amortization shall be fully made upon maturity, on July 19, 2026, unless redeemed, at the issuer’s option, fully at a price equal to 100% of the outstanding principal plus accrued and unpaid interest.
(2) Fixed 8.25% rate p.a. (as from the issuance date to July 19, 2021, inclusively); and margin to be added to the nominal Benchmark Readjustment Rate of 7.156% p.a. to the due date of Debt securities. Such interest shall be payable semiannually on January 19 and July 19 as from 2017.

Summary of Repurchases of Own Subordinated Debt Securities
The repurchases of Own Subordinated Debt securities as of the indicated dates are as follows:

Company	ON Class	Nominal Value as of 12.31.25	Book Value(*) as of 12.31.25
Banco de Galicia y Buenos Aires S.A.	II	733	1,105,438
Total			1,105,438